Provisions for tax, labor and civil risks (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions for tax, labor and civil risks
Total provisions	R$ 36,076	R$ 32,844	R$ 24,999
Total judicial deposits	(34,707)	(30,577)	R$ (23,510)
Provisions for labor, tax and civil risks	1,369	2,267
Service tax (ISSQN) | BWMS
Provisions for tax, labor and civil risks
Total provisions	0	1,374
Total judicial deposits	0	(1,374)
Service tax (ISSQN) | Zenvia Brazil
Provisions for tax, labor and civil risks
Total provisions	34,666	29,962
Total judicial deposits	(34,697)	(29,193)
Labor provisions
Provisions for tax, labor and civil risks
Total provisions	1,013	444
Other Provisions
Provisions for tax, labor and civil risks
Total provisions	397	1,064
Labor appeals judicial deposits
Provisions for tax, labor and civil risks
Total judicial deposits	R$ (10)	R$ (10)